CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (265,197)	$ (268,021)	$ (2,131,396)	$ (1,032,788)
Adjustments to reconcile net loss to net cash flows from operating activities:
Impairment loss	10,000
Stock based compensation expense	10,944	6,782	59,860	15,440
Stock based consulting expense		126,833	848,388	237,971
Gain on disposal of oil and gas properties				(49,338)
Loss on disposal of subsidiary				453,581
Bad debt expense			80,000
Changes in operating assets and liabilities:
Decrease (increase) in receivables		(800)		800
Decrease (increase) in prepaid expenses	(27,761)	(32,006)	(6,218)	6,332
(Decrease) increase in accounts payable and accrued expenses	56,577	7,635	(42,004)	18,104
(Decrease) increase in accounts payable and accrued expenses - related party	12,360
(Decrease) increase in contract and contributions payable	(109,375)		365,625
Net cash flows from operating activities	(312,452)	(159,577)	(825,745)	(349,898)
Cash flows from investing activities:
Proceeds from disposal of oil and gas properties				3,000
Acquisition of intellectual property				(162,854)
Net cash flows from investing activities				(159,854)
Cash flows from financing activities:
Sale of common stock and warrants				1,505,000
Net cash flows from financing activities				1,505,000
Change in cash and cash equivalents	(312,452)	(159,577)	825,745	995,248
Cash and cash equivalents, beginning of period	683,098	1,508,843	1,508,843	513,595
Cash and cash equivalents, end of period	370,646	1,349,266	683,098	1,508,843
Supplemental disclosure of cash flow information:
Non-cash investing and financing activities - Note received on disposal of subsidiary				$ 80,000